Financial Costs and (Loss) gain on Derivatives (Tables)	6 Months Ended
Jun. 30, 2022
Financial Costs and (Loss)/gain on Derivatives
Schedule of financial costs and loss/(gain) on derivatives

An analysis of financial costs is as follows:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Amortization of deferred loan issuance costs	1,215	1,053	2,439	2,132
Interest expense on loans	7,716	8,172	15,599	15,077
Interest expense on leases	4	397	9	808
Commitment fees	76	—	151	68
Other financial costs including bank commissions	104	156	333	474
Total financial costs	9,115	9,778	18,531	18,559

An analysis of loss/(gain) on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Unrealized gain on interest rate swaps held for trading (Note 12)	(1,962)	(2,459)	(5,569)	(9,282)
Realized loss on interest rate swaps held for trading	2,365	1,213	4,653	3,059
Total loss/(gain) on derivatives	403	(1,246)	(916)	(6,223)